Fair Value of Financial Instruments - Financial Assets and Liabilities at Fair Value On a Recurring Basis (FY) (Details) - Fair Value, Recurring - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Liability
Contingent consideration	$ 673	$ 2,911	$ 1,811
Level 1
Liability
Contingent consideration	0	0	0
Level 2
Liability
Contingent consideration	0	0	0
Level 3
Liability
Contingent consideration	$ 673	$ 2,911	$ 1,811